Details of Significant Accounts - Leasing arrangements, schedule of lease liabilities relating to lease contracts (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Details of Significant Accounts [Abstract]
Net Lease liabilities	$ 722	$ 510
Less: current portion (shown as ‘current lease liabilities’)	(460)	(402)
Non-current lease liabilities	$ 262	$ 108